INTANGIBLE ASSETS AND GOODWILL (Details) € in Millions	6 Months Ended
Jun. 27, 2025 EUR (€)
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,749
Additions	80
Amortisation expense	(89)
Currency translation adjustments	(306)
Balance at end of period	12,434
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,687
Additions	0
Amortisation expense	0
Currency translation adjustments	(143)
Balance at end of period	€ 4,544